Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2018
Investments, All Other Investments [Abstract]
Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at fair value on a recurring basis.

		June 30, 2018		December 31, 2017
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash	Level 1	260,493	260,493	339,435	339,435
Derivative instruments (note 10)
Interest rate swap agreements – assets	Level 2	6,624	6,624	878	878
Interest rate swap agreements – liabilities	Level 2	(53,679)	(53,679)	(73,984)	(73,984)
Cross-currency swap agreements – assets	Level 2	6,449	6,449	3,758	3,758
Cross-currency swap agreements – liabilities	Level 2	(50,975)	(50,975)	(54,217)	(54,217)
Other derivative	Level 3	2,330	2,330	1,648	1,648
Non-recurring:
Vessels held for sale (note 14b)	Level 2	—	—	16,671	16,671
Vessels and equipment (note 14e)	Level 2	65,209	65,209	—	—
Other:
Advances to equity-accounted joint ventures (note 6)	(i)	131,411	(i)	131,685	(i)
Long-term receivable included in accounts receivable and other assets (ii)	Level 3	1,200	1,194	3,476	3,459
Long-term debt – public (note 7)	Level 1	(379,813)	(387,671)	(376,581)	(384,820)
Long-term debt – non-public (note 7)	Level 2	(1,347,942)	(1,335,443)	(1,421,411)	(1,391,524)
Obligations related to capital leases	Level 2	(1,206,793)	(1,165,890)	(1,011,549)	(1,001,588)

(i)
The advances to equity-accounted joint ventures together with the Partnership’s equity investments in the joint ventures form the net aggregate carrying value of the Partnership’s interests in the joint ventures in these consolidated financial statements. The fair values of the individual components of such aggregate interests are not determinable.

(ii)
As described in Note 3 to the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year-ended December 31, 2017, the estimated fair value of the non-interest bearing receivable from Royal Dutch Shell Plc (or Shell) is based on the remaining future fixed payments as well as an estimated discount rate. The estimated fair value of this receivable as of June 30, 2018 was $1.2 million (December 31, 2017 – $3.5 million) using a discount rate of 8.0%. As there is no market rate for the equivalent of an unsecured non-interest bearing receivable from Shell, the discount rate is based on unsecured debt instruments of similar maturity held by the Partnership, adjusted for a liquidity premium. A higher or lower discount rate would result in a lower or higher fair value asset.

Changes in Fair Value of Assets Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Changes in fair value during the six months ended June 30, 2018 and 2017 for the Partnership’s other derivative instrument, the Toledo Spirit time-charter derivative, which is described below and is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), are as follows:

	Six Months Ended June 30,
	2018	2017
	$	$
Fair value at beginning of period	1,648	2,134
Realized and unrealized gains included in earnings	1,669	1,120
Settlement payments	(987)	(1,019)
Fair value at end of period	2,330	2,235

Summary of Partnership's Loan Receivables and Other Financing Receivables
The following table contains a summary of the Partnership’s loan receivables and other financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis.

			June 30, 2018	December 31, 2017
Class of Financing Receivable	Credit Indicator	Grade	$	$
Direct financing leases	Payment activity	Performing	490,747	495,990
Other receivables:
Long-term receivable and accrued revenue included in accounts receivable and other assets	Payment activity	Performing	4,093	5,476
Advances to equity-accounted joint ventures (note 6)	Other internal metrics	Performing	131,411	131,685
			626,251	633,151